Balance Sheets (Parenthetical) - shares	Mar. 31, 2023	Feb. 10, 2023	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Common Stock, Authorized	550,000,000		100,000,000	100,000,000
Common Stock, Issued	49,167,170		47,500,000	47,500,000
Common Stock, shares Outstanding	49,167,170	49,167,170	47,500,000	47,500,000